Note 10 - Long-term Debt (Detail) (USD $)	0 Months Ended						12 Months Ended						12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended		2 Months Ended	0 Months Ended	1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	16 Months Ended
	Sep. 06, 2012	Jun. 21, 2012	Jan. 12, 2012	Sep. 23, 2011	Apr. 20, 2011	Mar. 01, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Amount After Waiver [Member]	Dec. 31, 2012 Minimum [Member] Term Loan [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member] Term Loan [Member]	Dec. 31, 2012 Maximum [Member]	Sep. 06, 2012 Not To Exceed [Member]	Dec. 31, 2012 Not To Exceed [Member]	Sep. 06, 2012 Lesser of [Member] DVB Bank [Member] Condition Met At Delivery [Member]	Sep. 06, 2012 Lesser of [Member] DVB Bank [Member] Condition Not Being Met [Member]	Feb. 29, 2012 BNP Paribas [Member]	May 10, 2012 Emporiki Bank [Member]	May 19, 2011 Term Loan - Supplemental Agreement [Member]	Dec. 31, 2013 Term Loan - Supplemental Agreement [Member]	Dec. 31, 2012 Term Loan - Supplemental Agreement [Member]	Jun. 30, 2013 Term Loan - Supplemental Agreement [Member]	Mar. 31, 2012 Term Loan - Supplemental Agreement [Member]	Aug. 31, 2012 Term Loan - Supplemental Agreement [Member]	Apr. 08, 2011 Term Loan - Supplemental Agreement [Member]
Debt Instrument, Increase, Additional Borrowings		$ 21,500,000	$ 21,750,000	$ 16,500,000	$ 16,400,000	$ 16,500,000	$ 43,250,000										$ 67,200,000	$ 62,500,000
Debt Instrument, Basis Spread on Variable Rate												0.70%		3.00%													1.90%
Value to Loan Ratio							125.00%			110.00%	110.00%		130.00%									125.00%	125.00%	110.00%	110.00%
Repayments of Debt																			791,823	12,826,919	1,500,000
Balloon Payment																											9,375,000
Required Loan Payment																										625,000
Percentage of Total Debt To Total Maket Value Adjusted Assets															80.00%
EBITDA to Interest Expense							2.5:1
Required Ownership Percentage							15.00%
Cash	1,300,000
Percentage of Dividends Paid To Free Cash Flow																50.00%
Debt, Weighted Average Interest Rate							2.39%	2.23%	2.20%
Interest Expense, Debt							9,035,248	7,864,282	7,418,572
Interest Costs Capitalized							281,484	557,565	556,314
Line of Credit Facility, Amount Outstanding							26,875,000
Cash Collateral for Borrowed Securities							$ 3,700,000
Percentage of Fair Market Value of Vessel Subject to the Minimum Employment Condition																	70.00%	65.00%
Percentage of Fair Market Value of Vessel Subject to the Minimum Employment Condition																	70.00%	65.00%
Debt Instrument Number of Quarterly Installments	28 months